Mineral Rights (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nevada Rae Gold - Morris Land
Mineral Rights	$ 269,802	$ 221,119
Accumulated Depletion - Mineral Rights	(381)	(273)
Fernley Gold - Lower Olinghouse
Mineral Rights	144,308	123,267
Pilot Mountain Resources - Project W
Mineral Rights	199,820	193,043
Pacific Metals - Graysill Claims
Mineral Rights	$ 36,615	$ 33,255